Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	$ 563	$ 506
Regulatory assets and liabilities	222	301
Non-capital losses	207	245
Non-depreciable capital property	273	273
Tax credit carryforwards	213	182
Investment in subsidiaries	106	102
Environmental expenditures	19	34
Other	7	0
Deferred income tax assets gross	1,610	1,643
Less: valuation allowance	(385)	(381)
Total deferred income tax assets	1,225	1,262
Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	2,142	1,728
Pension assets	31	129
Other	0	6
Total deferred income tax liabilities	2,173	1,863
Net deferred income tax liabilities	$ (948)	$ (601)